Finance income	12 Months Ended
Dec. 31, 2020
Finance income [Abstract]
Finance income
6.	Finance income

	2020 £’000	2019 £’000	2018 £’000
Bank interest on cash and cash equivalents	668	1,386	550
Interest on short-term deposits	-	-	272
Gain on entering into sub-leases on leasehold properties	215	115	-
Interest on investment in sub-lease	38	9	-
Gain from change in fair value of derivative liability	1,287	-	-
Gain from change in fair value of derivative asset	-	-	318
	2,208	1,510	1,140

The derivative liability represents a foreign exchange call option over certain series B shares which was settled in full in March 2020, resulting in a gain of £1,287,000 based on the fair value as at derecognition, and a credit to equity of £3,840,000.

The Group received a convertible loan in September 2017 from the Gates Foundation which contains conversion features which are accounted for as an embedded derivative and separated from the convertible loan. The gain from the change in fair value of the embedded derivative asset represents the movement in fair value of this embedded derivative during 2018 (see Note 23). During 2019, a loss of £454,000 arose from the change in fair value of the embedded derivative asset (see Note 7).